Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 284,546	$ 236,779
Right-of-use assets	125,198	119,802
Goodwill	11,330	12,058
Other intangible assets	20,621	19,076
Contract assets	22,710	10,856
Interest in joint venture	0	18,494
Other long-term assets	3,615	2,244
Restricted cash	0	26,132
Deferred tax assets	298,360	309,807
Total non-current assets	766,380	755,248
Current assets
Inventories	127,889	74,433
Trade receivables	160,217	41,292
Contract assets	67,304	35,193
Other current assets	48,064	31,871
Receivables from related parties	118	896
Cash and cash equivalents	51,428	11,157
Total current assets	455,020	194,842
Total assets	1,221,400	950,090
Equity
Share capital	2,826	2,279
Share premium	2,007,058	1,229,690
Other reserves	17,272	42,911
Translation reserve	(2,218)	(1,528)
Accumulated deficit	(2,437,709)	(2,205,845)
Total equity	(412,771)	(932,493)
Non-current liabilities
Borrowings	1,035,882	922,134
Derivative financial liabilities	210,224	520,553
Lease liabilities	112,137	105,632
Contract liabilities	80,721	73,261
Deferred tax liability	1,811	53
Total non-current liabilities	1,440,775	1,621,633
Current liabilities
Trade and other payables	67,126	80,563
Lease liabilities	9,515	9,683
Current maturities of borrowings	32,702	38,025
Liabilities to related parties	8,465	9,851
Contract liabilities	15,980	59,183
Taxes payable	204	925
Other current liabilities	59,404	62,720
Total current liabilities	193,396	260,950
Total liabilities	1,634,171	1,882,583
Total equity and liabilities	$ 1,221,400	$ 950,090